JENNISON MID-CAP GROWTH FUND, INC.

GATEWAY CENTER THREE, 4TH FLOOR

100 MULBERRY STREET

NEWARK, NJ 07109

December 8, 2008

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:                               Jennison Mid-Cap Growth Fund, Inc.
Registration Statement on Form N-14 (File No. 811-07811)

Commissioners:

On behalf of Jennison Mid-Cap Growth Fund, Inc. (the Fund), a Maryland corporation, we are hereby filing the Fund’s initial Registration Statement on Form N-14 (the “Registration Statement”) on behalf of the Fund, in connection with the special meeting (the “Meeting”) of shareholders of Nicholas-Applegate Growth Equity Fund (Nicholas-Applegate Fund), a series of Nicholas-Applegate Fund, Inc., a Maryland corporation.

These materials include the notice of the Meeting, the proxy statement, and the form of proxy card.  At the Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the Fund of the Nicholas-Applegate Fund (the “Reorganization”).

We would appreciate receiving the staff’s comments at your earliest convenience.  Please do not hesitate to contact the undersigned at (973) 802-6469 if you have questions or comments or if you require further information.

Very truly yours,
/s/ Jonathan D. Shain
Jonathan D. Shain